1. NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Nature Of Operations And Summary Of Significant Accounting Policies Policies
Nature of Operations

SeD Home Inc. (the Company), a Delaware corporation, was formed on February 24, 2015 is principally engaged in developing, selling, managing, and leasing commercial properties in the United States. SeD Home Inc. is wholly-owned by SeD Home International, Inc., which is wholly – owned by Singapore eDevelopment Limited, a multinational public company, listed on the Singapore Exchange Securities Trading Limited (“SGX-ST”).

SeD Home Inc. (the Company), a Delaware corporation, was formed on February 24, 2015 is principally engaged in developing, selling, managing, and leasing commercial properties in the United States. SeD Home Inc. is wholly-owned by SeD Home International, Inc., which is wholly – owned by Singapore eDevelopment Limited, a multinational public company, listed on the Singapore Exchange Securities Trading Limited (“SGX-ST”).

Principles of Consolidation

The consolidated financial statements include all accounts of the entities as of the reporting period ending dates and for the reporting periods as follows:

Name of consolidated subsidiary	State or other jurisdiction of incorporation or organization	Date of incorporation or formation	Attributable interest

SeD USA, LLC	The State of Delaware, U.S.A.	August 20, 2014	100%
150 Black Oak GP, Inc.	The State of Texas, U.S.A.	January 23, 2014	50%
SeD Development USA, Inc.	The State of Delaware, U.S.A.	March 13, 2014	100%
150 CCM Black Oak Ltd.	The State of Texas, U.S.A.	March 17, 2014	69%
SeD Ballenger, LLC	The State of Delaware, U.S.A.	July 7, 2015	100%
SeD Maryland Development, LLC	The State of Delaware, U.S.A.	October 16, 2014	83.55%
SeD Development Management, LLC	The State of Delaware, U.S.A.	June 18, 2015	85%
SeD Builder, LLC	The State of Delaware, U.S.A.	October 21, 2015	100%
SeD Texas Home, LLC	The State of Delaware, U.S.A.	June 16, 2015	100%

All intercompany balances and transactions have been eliminated. Non–controlling interest represents the minority equity investment in the Company’s subsidiaries, plus the minority investors’ share of the net operating results and other components of equity relating to the non–controlling interest.

As of September 30, 2017 and December 31, 2016, the aggregate non-controlling interest in SeD Home, Inc. was $2,219,083 and $2,277,882, respectively, which is separately disclosed on the Consolidated Balance Sheet.

The consolidated financial statements include all accounts of the entities as of the reporting period ending dates and for the reporting periods as follows:

Name of consolidated subsidiary	State or other jurisdiction of incorporation or organization	Date of incorporation or formation	Attributable interest

SeD USA, LLC	The State of Delaware, U.S.A.	August 20, 2014	100%
150 Black Oak GP, Inc.	The State of Texas, U.S.A.	January 23, 2014	50%
SeD Development USA, Inc.	The State of Delaware, U.S.A.	March 13, 2014	100%
150 CCM Black Oak Ltd.	The State of Texas, U.S.A.	March 17, 2014	68.50%
SeD Ballenger, LLC	The State of Delaware, U.S.A.	July 7, 2015	100%
SeD Maryland Development, LLC	The State of Delaware, U.S.A.	October 16, 2014	83.55%
SeD Development Management, LLC	The State of Delaware, U.S.A.	June 18, 2015	85%
SeD Builder, LLC	The State of Delaware, U.S.A.	October 21, 2015	100%
SeD Texas Home, LLC	The State of Delaware, U.S.A.	June 16, 2015	100%

All intercompany balances and transactions have been eliminated. Non–controlling interest represents the minority equity investment in the Company’s subsidiaries, plus the minority investors’ share of the net operating results and other components of equity relating to the non–controlling interest.

As of December 31, 2016 and 2015, the aggregate non-controlling interest in SeD Home Inc. group, was $2,277,882 and $2,426,073, respectively, and is separately disclosed on the Consolidated Balance Sheet.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements. Actual results could differ from those estimates.

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less at the date of acquisition to be cash equivalents. There were no cash equivalents as of September 30, 2017 and December 31, 2016.

The Company considers all highly liquid investments with a maturity of three months or less at the date of acquisition to be cash equivalents. There were no cash equivalents as of December 31, 2016 and December 31, 2015.

Restricted Cash

As a condition to the loan agreement with The Bank of Hampton Roads, the Company is required to maintain a minimum of $2,600,000 in an interest-bearing account maintained by the lender as additional security for the loans. The funds will remain as collateral for the loans until the loans are paid off in full.

As a condition to the loan agreement with The Bank of Hampton Roads, the Company is required to maintain a minimum of $2,600,000 in an interest-bearing account maintained by the lender as additional security for the loans. The funds will remain as collateral for the loans until the loans are paid off in full.

Rent Receivable

Rent receivables are the result of outstanding rent due from tenants. Management reviews each receivable individually for collectability to determine if an allowance for doubtful accounts is needed. The allowance for doubtful accounts at September 30, 2017 and December 31, 2016 was $0.

Rent receivables are the result of outstanding rent due from tenants. Management reviews each receivable individually for collectability to determine if an allowance for doubtful accounts is needed. The allowance for doubtful accounts at December 31, 2016 and 2015 was $0.

Property and Equipment

Property and equipment are recorded at cost. Expenditures for major additions and betterments are capitalized. Maintenance and repairs are charged to operations as incurred. Depreciation is computed by the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives, which are 3 years.

Property and equipment are recorded at cost. Expenditures for major additions and betterments are capitalized. Maintenance and repairs are charged to operations as incurred. Depreciation is computed by the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives, which are 3 years.

Real Estate Assets

Real estate assets are recorded at cost, except when real estate assets are acquired that meet the definition of a business combination in accordance with Financial Accounting Standards Board (“FASB”) ASC 805, “Business Combinations,” which acquired assets are recorded at fair value. Interest, property taxes, insurance and other incremental costs (including salaries) directly related to a project are capitalized during the construction period of major facilities and land improvements. The capitalization period begins when activities to develop the parcel commence and ends when the asset constructed is completed. The capitalized costs are recorded as part of the asset to which they relate and are reduced when lots are sold.

The Company capitalized interest from related party borrowings of $107,150 and $1,690,515 for the nine months ended September 30, 2017 and 2016, respectively. The Company capitalized interest from the third party borrowings of $874,348 and $622,937 for the nine months ended September 30, 2017 and 2016, respectively.

A property is classified as “held for sale” when all of the following criteria for a plan of sale have been met:

(1) management, having the authority to approve the action, commits to a plan to sell the property. (2) the property is available for immediate sale in its present condition, subject only to terms that are usual and customary. (3) an active program to locate a buyer and other actions required to complete the plan to sell, have been initiated. (4) the sale of the property is probable and is expected to be completed within one year or the property is under a contract to be sold. (5) the property is being actively marketed for sale at a price that is reasonable in relation to its current fair value. and (6) actions necessary to complete the plan of sale indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. When all of these criteria have been met, the property is classified as “held for sale”. “Real estate held for sale” only includes El Tesoro project and D street project.

Real estate assets are recorded at cost, except when real estate assets are acquired that meet the definition of a business combination in accordance with Financial Accounting Standards Board (“FASB”) ASC 805, “Business Combinations,” which acquired assets are recorded at fair value. Interest, property taxes, insurance and other incremental costs (including salaries) directly related to a project are capitalized during the construction period of major facilities and land improvements. The capitalization period begins when activities to develop the parcel commence and ends when the asset constructed is completed. The capitalized costs are recorded as part of the asset to which they relate and are reduced when lots are sold.

The Company capitalized interest from related party borrowings of $2,662,189 and $2,721,459 for the years ended December 31, 2016 and December 31, 2015. The Company capitalized interest from the third party borrowings of $911,764 and $196,296 for the years ended December 31,2016 and December 31, 2015.

A property is classified as “held for sale” when all of the following criteria for a plan of sale have been met:

(1) management, having the authority to approve the action, commits to a plan to sell the property. (2) the property is available for immediate sale in its present condition, subject only to terms that are usual and customary. (3) an active program to locate a buyer and other actions required to complete the plan to sell, have been initiated. (4) the sale of the property is probable and is expected to be completed within one year or the property is under a contract to be sold. (5) the property is being actively marketed for sale at a price that is reasonable in relation to its current fair value. and (6) actions necessary to complete the plan of sale indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. When all of these criteria have been met, the property is classified as “held for sale”. “Real estate held for sale” only includes El Tesoro project and D street project.

Revenue Recognition

Rental revenue is accounted for on a straight-line basis over the applicable lease term when the real estate project is substantially completed and held available for occupancy, and carrying costs are expensed as incurred. Future minimum rental income for remainder of 2017 and for the year ended December 31, 2018 is expected to be $4,800 and $9,600, respectively. The net book value of properties generating rental income is $388,540 and $642,850 at September 30, 2017 and December 31, 2016, respectively.

The Company recognizes sales of lots only upon closing under the full accrual method, unless further development would be required, in which case the percentage-of-completion method or the installment/deposit method would be used. Profit is recognized on estimates of average gross profit per lot within a project or a division of a project. Land and land development costs are allocated to land sold based on relative sales values. Payments received from customers prior to the recording of a sale are recorded as deposits.

Rental revenue is accounted for on a straight-line basis over the applicable lease term when the real estate project is substantially completed and held available for occupancy, and carrying costs are expensed as incurred. Future minimum rental income for 2017 will be $36,545. The net book value of properties generating rental income is $642,850 and $1,285,185 at December 31, 2016 and 2015, respectively.

The Company recognizes sales of lots only upon closing under the full accrual method, unless further development would be required, in which case the percentage-of-completion method or the installment/deposit method would be used. Profit is recognized on estimates of average gross profit per lot within a project or a division of a project. Land and land development costs are allocated to land sold based on relative sales values. Payments received from customers prior to the recording of a sale are recorded as deposits.

Income Taxes

Deferred income tax assets and liabilities are determined based on the estimated future tax effects of net operating loss and credit carry-forwards and temporary differences between the tax basis of assets and liabilities and their respective financial reporting amounts measured at the current enacted tax rates. The differences relate primarily to net operating loss carryforward from date of acquisition and to the use of the cash basis of accounting for income tax purposes. The Company records an estimated valuation allowance on its deferred income tax assets if it is more likely than not that these deferred income tax assets will not be realized.

The Company recognizes a tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company has not recorded any unrecognized tax benefits.

The Company’s tax returns for 2016, 2015 and 2014 remain open to examination.

Deferred income tax assets and liabilities are determined based on the estimated future tax effects of net operating loss and credit carry-forwards and temporary differences between the tax basis of assets and liabilities and their respective financial reporting amounts measured at the current enacted tax rates. The differences relate primarily to net operating loss carryforward from date of acquisition and to the use of the cash basis of accounting for income tax purposes. The Company records an estimated valuation allowance on its deferred income tax assets if it is more likely than not that these deferred income tax assets will not be realized.

The Company recognizes a tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company has not recorded any unrecognized tax benefits.

The Company’s tax returns for 2016, 2015 and 2014 remain open to examination.